SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
May 31, 2022

Security Description	Shares	Value
Common Stock (96.94%)

Basic Materials (1.63%)
Daqo New Energy Corp*	90,000	$4,401,000

Communications (4.78%)
SK Telecom Co Ltd	42,910	1,097,209
Switch Inc	350,000	11,812,500
Total Communications		12,909,709

Consumer, Cyclical (6.40%)
Interface Inc	99,000	1,424,610
QuantumScape Corp*	110,000	1,406,900
Rivian Automotive Inc*	40,000	1,256,000
Steelcase Inc	150,000	1,839,000
Tesla Inc*	15,000	11,373,900
Total Consumer, Cyclical		17,300,410

Consumer, Non-Cyclical (14.76%)
Arcturus Therapeutics Holdings Inc*	53,000	1,053,640
Block Inc*	19,000	1,662,690
Caribou Biosciences Inc*	182,000	1,516,060
CRISPR Therapeutics AG*	150,000	8,707,500
Danone SA	110,000	1,293,600
Editas Medicine Inc*	170,000	1,936,300
Illumina Inc*	6,900	1,652,412
Intellia Therapeutics Inc*	68,300	3,151,362
Invitae Corp*	190,000	697,300
Moderna Inc*	57,000	8,283,810
Natural Grocers by Vitamin Cottage Inc	285,000	5,033,100
Pacific Biosciences of California Inc*	330,000	1,857,900
Personalis Inc*	43,924	173,939
Pluristem Therapeutics Inc*	128,532	169,662
Sprouts Farmers Market Inc*	100,000	2,709,000
Total Consumer, Non-Cyclical		39,898,275

Energy (22.40%)
Azure Power Global Ltd*	52,498	780,120
Canadian Solar Inc*	200,000	6,412,000
Enphase Energy Inc*	29,000	5,399,510
First Solar Inc*	62,000	4,377,820
JinkoSolar Holding Co Ltd*	299,000	18,319,730
Maxeon Solar Technologies Ltd*	200,000	2,392,000
SolarEdge Technologies Inc*	8,500	2,318,715
SunPower Corp*	331,000	5,848,770
Sunrun Inc*	48,000	1,253,760
TPI Composites Inc*	230,000	3,171,700
Vestas Wind Systems A/S	1,220,000	10,284,600
Total Energy		60,558,725

Financial (14.92%)
Alexandria Real Estate Equities Inc	31,000	5,144,450
Digital Realty Trust Inc	30,000	4,187,700
Equinix Inc	5,900	4,053,831
Hannon Armstrong Sustainable Infrastructure Capital Inc	174,000	6,624,180
Horizon Technology Finance Corp	460,000	5,653,400
Hudson Pacific Properties Inc	307,000	6,112,370
Kilroy Realty Corp	72,000	4,370,400
Vornado Realty Trust	120,000	4,195,200
Total Financial		40,341,531

Industrial (2.56%)
ABB Ltd	110,000	3,406,700
Advanced Energy Industries Inc	19,000	1,547,740
Li-Cycle Holdings Corp*	100,000	815,000
Trex Co Inc*	18,000	1,146,960
Total Industrial		6,916,400

Technology (24.87%)
Analog Devices Inc	12,000	2,020,800
Apple Inc	18,000	2,679,120
Applied Materials Inc	80,000	9,383,200
ASML Holding NV	9,900	5,705,271
Fortinet Inc*	10,500	3,088,470
Infineon Technologies AG	165,000	5,118,300
International Business Machines Corp	68,000	9,441,120
Lam Research Corp	15,000	7,800,450
QUALCOMM Inc	51,000	7,304,220
Rapid7 Inc*	19,000	1,346,530
Taiwan Semiconductor Manufacturing Co Ltd	121,000	11,531,300
Wolfspeed Inc*	24,000	1,805,520
Total Technology		67,224,301

Utilities (4.62%)
Brookfield Renewable Corp	345,000	12,482,100

Total Common Stock (Cost $243,268,355)		262,032,451

Total Investments (Cost $243,268,355) (96.94%)		$262,032,451
Other Net Assets (3.06%)		8,262,945
Net Assets (100.00%)		$270,295,396

*	Non-income producing security.